Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share ¥ / shares in Units, ¥ in Thousands		6 Months Ended
		Jun. 30, 2022 CNY (¥) ¥ / shares shares		Jun. 30, 2022 $ / shares	[1]	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Schedule Of Basic And Diluted Net Loss Per Share Abstract
Net loss attributable to Ucommune International Ltd’s shareholders | ¥		¥ (229,269)				¥ (298,122)
Weighted average ordinary shares used in computing basic and diluted loss per share* | shares	[1],[2]	4,373,728				4,225,852
Basic and diluted net loss per share** | (per share)		¥ (52.42)	[3]	$ (7.83)		¥ (70.55)	[1],[3]

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a). Further, the ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.
[2]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.
[3]	The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.